Noncontrolling Interests (Tables)	12 Months Ended
Jan. 31, 2025
Noncontrolling Interests
Schedule of financial information
	2025 $	2024 $

Current assets	34,157	58,118
Non-current assets	-	-
Current liabilities	(14,366,399)	(14,699,512)
Non-current liabilities	-	(91,187)

Net liabilities	(14,366,399)	(14,732,581)

Net liabilities attributable to NCI	(1,309,508)	(950,663)

	January 31, 2025 $	January 31, 2024 $	January 31, 2023 $

Revenue	-	-	-

Net loss	(1,604,168)	(193,317)	(6,278,228)
Other comprehensive income (loss)	1	(5,503)	1,186

Total comprehensive loss	(1,604,167)	(198,820)	(6,277,042)

Net loss attributable to NCI	(101,596)	(9,478)	(356,571)

Net comprehensive (loss) gain attributable to NCI	(18)	(329)	473
	January 31, 2025 $	January 31, 2024 $	January 31, 2023 $

Cash flows (used in) provided by operating activities	(2,046)	3,379	(650,077)
Cash flows provided by investing activities	-	-	-
Cash flows provided by financing activities	1,849	-	614,723
Effects of exchange rate changes on cash	1	(43)	(11)

Net (decrease) increase in cash	(196)	3,336	(36,232)

Dividends paid to NCI during the year	-	-	-